Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Property and equipment, gross	$ 734		$ 734
Less: accumulated depreciation	733		727
Property and equipment, net	1		7
Manufacturing Equipment [Member]
Property and equipment, gross	$ 599		599
Manufacturing Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years
Manufacturing Equipment [Member] | Maximum [Member]
Property and equipment, Life	5 years
Research Equipment [Member]
Property and equipment, gross	$ 37		37
Property and equipment, Life	5 years
Computer Equipment [Member]
Property and equipment, gross	$ 59		59
Computer Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property and equipment, Life	4 years
Furniture and Fixtures [Member]
Property and equipment, gross	$ 39		$ 39
Property and equipment, Life	7 years